RETIREMENT BENEFIT PLANS - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Description of changes in methods and assumptions	bps increase
(Decrease)/increase in defined benefit obligation	£ (390)	£ (413)
General price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Description of changes in methods and assumptions	bps increase
(Decrease)/increase in defined benefit obligation	£ 305	316
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
(Decrease)/increase in defined benefit obligation	£ 175	£ 190